RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Interest Income (Details) - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Interest income on notes receivable from participants	$ 1,966,325	$ 1,391,756
Less: interest on deemed distribution	(6,977)
Interest on participant loans per the Form 5500	$ 1,959,348